Property, plant and equipment - Summary of property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 3,596,262	$ 4,003,211
(Write-down) recovery of assets	(9,719)	(32,499)
Capitalized interest	17,087	0
Ending balance	3,755,559	3,596,262
Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	153,697	156,178
Ending balance	146,343	153,697
Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,227,606	1,294,975
Ending balance	1,224,926	1,227,606
Capital works in progress
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	123,605	109,813
Ending balance	112,543	123,605
Mineral properties
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,852,376	1,779,096
Ending balance	2,032,672	1,852,376
Pre-development properties
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	238,978	663,149
Ending balance	239,075	238,978
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,985,213	7,164,602
Additions/transfers	429,505	291,463
(Write-down) recovery of assets	(3,183)	(38,332)
Other movements/transfers	(4,471)	1,705
Assets reclassified as held for sale	217	(425,587)
Disposals	(4,554)	(8,638)
Capitalized interest	17,087
Ending balance	7,419,814	6,985,213
Cost | Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	243,332	233,262
Additions/transfers	2,034	7,420
(Write-down) recovery of assets	0	(44)
Other movements/transfers	12,311	4,691
Assets reclassified as held for sale	0	0
Disposals	(197)	(1,997)
Capitalized interest	0
Ending balance	257,480	243,332
Cost | Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,623,733	2,568,179
Additions/transfers	43,352	21,901
(Write-down) recovery of assets	0	(37,264)
Other movements/transfers	100,710	77,274
Assets reclassified as held for sale	0	0
Disposals	(3,382)	(6,357)
Capitalized interest	0
Ending balance	2,764,413	2,623,733
Cost | Capital works in progress
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	123,605	109,813
Additions/transfers	158,430	181,216
(Write-down) recovery of assets	0	(343)
Other movements/transfers	(168,761)	(167,081)
Assets reclassified as held for sale	0	0
Disposals	(731)	0
Capitalized interest	0
Ending balance	112,543	123,605
Cost | Mineral properties
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,751,842	3,580,743
Additions/transfers	225,664	84,065
(Write-down) recovery of assets	(3,183)	225
Other movements/transfers	51,269	86,821
Assets reclassified as held for sale	0	0
Disposals	(126)	(12)
Capitalized interest	17,087
Ending balance	4,042,553	3,751,842
Cost | Pre-development properties
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	242,701	672,605
Additions/transfers	25	(3,139)
(Write-down) recovery of assets	0	(906)
Other movements/transfers	0	0
Assets reclassified as held for sale	217	(425,587)
Disposals	(118)	(272)
Capitalized interest	0
Ending balance	242,825	242,701
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(3,388,951)	(3,161,391)
Depreciation for the year	(274,288)	(250,490)
(Write-down) recovery of assets		12,475
Impairment		(394,723)
Other movements/transfers	(3,196)	(2,965)
Assets reclassified as held for sale	(39)	400,856
Disposals	2,219	7,287
Ending balance	(3,664,255)	(3,388,951)
Accumulated depreciation | Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(89,635)	(77,084)
Depreciation for the year	(21,540)	(14,303)
(Write-down) recovery of assets		0
Impairment		0
Other movements/transfers	(106)	261
Assets reclassified as held for sale	0	0
Disposals	144	1,491
Ending balance	(111,137)	(89,635)
Accumulated depreciation | Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,396,127)	(1,273,204)
Depreciation for the year	(143,008)	(139,188)
(Write-down) recovery of assets		12,475
Impairment		0
Other movements/transfers	(2,387)	(1,752)
Assets reclassified as held for sale	0	0
Disposals	2,035	5,542
Ending balance	(1,539,487)	(1,396,127)
Accumulated depreciation | Capital works in progress
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Depreciation for the year	0	0
(Write-down) recovery of assets		0
Impairment		0
Other movements/transfers	0	0
Assets reclassified as held for sale	0	0
Disposals	0	0
Ending balance	0	0
Accumulated depreciation | Mineral properties
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,899,466)	(1,801,647)
Depreciation for the year	(109,740)	(96,999)
(Write-down) recovery of assets		0
Impairment		0
Other movements/transfers	(676)	(820)
Assets reclassified as held for sale	0	0
Disposals	1	0
Ending balance	(2,009,881)	(1,899,466)
Accumulated depreciation | Pre-development properties
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(3,723)	(9,456)
Depreciation for the year	0	0
(Write-down) recovery of assets		0
Impairment		(394,723)
Other movements/transfers	(27)	(654)
Assets reclassified as held for sale	(39)	400,856
Disposals	39	254
Ending balance	$ (3,750)	$ (3,723)